Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net loss	€ (33,530)	€ (21,913)	€ (15,013)
Elements that may be reclassified subsequently to income (loss)
Foreign subsidiary - Currency translation adjustment	(38)	21	(9)
Elements that may not be reclassified subsequently to income (loss)
Actuarial gains on defined benefits liability	8	(30)	8
Tax effect	(3)	10	(3)
Other comprehensive income (loss)	(33)	1	(3)
Total comprehensive loss	€ (33,563)	€ (21,912)	€ (15,017)